Related Party Transactions - Other Agreements (Details) - USD ($)	1 Months Ended			12 Months Ended
	Apr. 30, 2016	Feb. 29, 2016	May 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2008
Hughes Systique
Related party transactions
Loan repayment	$ 300,000	$ 300,000			$ 1,500,000
Remaining balance of loan				$ 0
Ownership interest in related party (as a percent)				43.90%
Ownership interest percentage by related party				25.80%
Hughes Systique | Hughes Communications, Inc. [Member]
Related party transactions
Amount agreed to be funded under term loan facility							$ 1,500,000
Interest rate (as a percent)			8.00%				6.00%
Dish Mexico
Related party transactions
Ownership percentage				49.00%
Revenue from related parties				$ 23,300,000	23,300,000	$ 23,300,000
Receivables from related parties				$ 10,700,000	10,600,000
Deluxe
Related party transactions
Ownership percentage				50.00%
Revenue from related parties				$ 3,000,000	2,700,000	$ 3,300,000
Receivables from related parties				700,000	$ 100,000
AsiaSat
Related party transactions
Payables to related parties				$ 1,450,000